ALLIANCEBERNSTEIN NATIONAL MUNICIPAL INCOME FUND, INC.

ARTICLES OF AMENDMENT

THIS IS TO CERTIFY THAT:

                        FIRST:  The charter of AllianceBernstein National Municipal Income Fund, Inc., a Maryland corporation (the “Corporation”), is hereby amended in the manner set forth on Schedule I hereto.

                        SECOND:  The amendments to the charter of the Corporation (the “Charter”) as set forth above have been duly advised by the Board of Directors and approved by the holders of the 2018 Variable Rate MuniFund Term Preferred Shares in the manner and by the vote required by law and the Charter.

                        THIRD:  These Articles of Amendment shall become effective on September 14, 2023 (the “Effective Time”).

                        FOURTH:  The amendments to the Charter as set forth above do not increase the authorized stock of the Corporation.

                        FIFTH:  The undersigned officer acknowledges these Articles of Amendment to be the corporate act of the Corporation and, as to all matters or facts required to be verified under oath, the undersigned officer acknowledges that, to the best of his knowledge, information and belief, these matters and facts are true in all material respects and that this statement is made under the penalties for perjury.

[Signature Page Follows]

IN WITNESS WHEREOF, the Corporation has caused these Articles of Amendment to be executed in its name and on its behalf by its Chief Financial Officer and attested to by its Assistant Secretary on this 14th day of September, 2023.

ATTEST:                                                        ALLIANCEBERNSTEIN NATIONAL MUNICIPAL INCOME FUND, INC.

/s/ Stephen J. Laffey____________               /s/ Joseph J. Mantineo________(SEAL)

Name: Stephen J. Laffey                                Name: Joseph J. Mantineo

Title: Assistant Secretary                               Title: Treasurer and Chief Financial Officer

Schedule I

The charter of the Corporation (the “Charter”) is amended as set forth herein in connection with the 2023 Special Terms Period, which shall commence on the Terms Period Commencement Date and end on the Terms Period Termination Date (subject to early redemption of the 2018 VMTP Shares (as defined below) in accordance with the terms of the Articles (as defined below)) and such period to be referred to herein as the “2023 Special Terms Period,” the terms of which are contained in and established by the Notice for the 2018 Variable Rate MuniFund Term Preferred Shares (the “2018 VMTP Shares”) issued by AllianceBernstein National Municipal Income Fund, Inc. (the “Fund”) for the 2023 Special Terms Period, all in accordance with the terms of the 2018 VMTP Shares as set forth in the Charter (the “Articles”).

ARTICLE 1

DEFINITIONS

Definitions.  During the 2023 Special Terms Period, unless the context or use indicates another or different meaning or intent, each of the following terms when used herein shall have the meaning ascribed to it below, whether such term is used in the singular or plural and regardless of tense; capitalized terms used herein but not defined herein have the respective meanings therefor set forth in the Articles:“2023 Special Terms Period” means the Special Terms Period commencing on and including the Terms Period Commencement Date and ending on and including the Terms Period Termination Date (subject to early redemption of the 2018 VMTP Shares in accordance with the terms of the Articles).

“Applicable Spread” means, with respect to any Rate Period for the 2018 VMTP Shares, the percentage per annum set forth opposite the highest applicable credit rating most recently assigned to the 2018 VMTP Shares by any Rating Agency in the table set forth directly below on the Rate Determination Date for such Rate Period:

Long-Term Ratings*	Applicable Percentage**
S&P Rating

AAA to AA-	0.55%
A+ to A-	1.55%
BBB+ to BBB-	2.55%
BB+ or lower***	3.55%

*And/or the equivalent ratings of an Other Rating Agency then rating the 2018 VMTP Shares utilizing the highest of the ratings of the Rating Agencies then rating the 2018 VMTP Shares.

**Unless an Increased Rate Period is in effect and is continuing, in which case the Applicable Spread shall be 6.05% for such period.

*** Includes unrated.

“Articles” has the meaning set forth in the preamble above.

“Benchmark” means, initially, One-Month Term SOFR; provided, however, that if a Benchmark Transition Event or an Early Opt-In Election, as applicable, has occurred with respect to One-Month Term SOFR or the then-current Benchmark, then “Benchmark” means the applicable Benchmark Replacement to the extent that such Benchmark Replacement has become effective pursuant to Section 2.2(i) of the Articles.

“Benchmark Replacement” means the sum of: (a) the alternate benchmark rate that has been selected by the Fund, giving due consideration to (i) any selection or recommendation of a replacement rate or the mechanism for determining such a rate by the Relevant Governmental Body, (ii) any evolving or then-prevailing market convention for determining a rate of dividends as a replacement to the then-current Benchmark for U.S. registered closed-end investment companies that invest primarily in municipal bonds, or (iii) any evolving or then-prevailing market convention for determining a rate of interest as a replacement to the then-current Benchmark for U.S. dollar-denominated syndicated or bilateral credit facilities and (b) the Benchmark Replacement Adjustment.

“Benchmark Replacement Adjustment” means, with respect to any replacement of the then-current Benchmark with an Unadjusted Benchmark Replacement for each applicable Dividend Period, the spread adjustment, or method for calculating or determining such spread adjustment (which may be a positive or negative value or zero), that has been selected by the Fund with the consent of the the Holders of at least a majority of the 2018 VMTP Shares Outstanding, giving due consideration to (i) any selection or recommendation of a spread adjustment, or method for calculating or determining such spread adjustment, for the replacement of the then-current Benchmark with the applicable Unadjusted Benchmark Replacement by the Relevant Governmental Body, (ii) any evolving or then-prevailing market convention for determining a spread adjustment, or method for calculating or determining such spread adjustment, for the replacement of the then-current Benchmark with the applicable Unadjusted Benchmark Replacement for either (A) U.S. registered closed-end investment companies that invest primarily in municipal bonds at such time or (B) U.S. dollar-denominated syndicated or bilateral credit facilities at such time, and (iii) any adjustment to the current Benchmark that may have been included in the transaction at the time the Benchmark Replacement is to become effective.

“Benchmark Replacement Conforming Changes” means, with respect to any Benchmark Replacement, any technical, administrative or operational changes (including, without limitation, changes to the definitions of “Dividend Rate,” “Dividend Period,” “Dividend  Date,” “Applicable Spread,” “Rate Determination Date,” “Reference Time” and “Index Rate,” the timing and frequency of determining rates and declaring and making payments of dividends, optional redemption provisions, and other administrative matters) that the Fund decides (in a commercially reasonable manner) may be appropriate to reflect the adoption and implementation of such Benchmark Replacement and to permit the administration thereof by the Fund in a manner substantially consistent with market practice (or, if the Fund decides that adoption of any portion of such market practice is not administratively feasible or if the Fund determines that no market practice for the administration of the Benchmark Replacement exists, in such other manner of administration as the Fund decides is reasonably necessary in connection with the administration of these Articles).

“Benchmark Termination Date” means the earliest to occur of the following events with respect to the then-current Benchmark:

(1) in the case of clause (1) or (2) of the definition of “Benchmark Transition Event,” the later of (a) the date of the public statement or publication of information referenced therein and (b) the date on which the administrator of the Benchmark permanently or indefinitely ceases to provide the Benchmark; or

(2) in the case of clause (3) of the definition of “Benchmark Transition Event,” the date of the public statement or publication of information referenced therein.

For the avoidance of doubt, if the event giving rise to the Benchmark Termination Date occurs on the same day as, but earlier than, the Reference Time in respect of any determination, the Benchmark Termination Date will be deemed to have occurred prior to the Reference Time for such determination.

“Benchmark Transition Event” means the occurrence of one or more of the following events with respect to the then-current Benchmark:

(1)       a public statement or publication of information by or on behalf of the administrator of the Benchmark announcing that such administrator has ceased or will cease to provide the Benchmark, permanently or indefinitely, provided that at the time of such statement or publication, there is no successor administrator that will continue to provide the Benchmark;

(2)       a public statement or publication of information by the regulatory supervisor for the administrator of the Benchmark, the U.S. Federal Reserve System, an insolvency official with jurisdiction over the administrator for the Benchmark, a resolution authority with jurisdiction over the administrator for the Benchmark or a court or an entity with similar insolvency or resolution authority over the administrator for the Benchmark, which states that the administrator of the Benchmark has ceased or will cease to provide the Benchmark permanently or indefinitely, provided that at the time of such statement or publication, there is no successor administrator that will continue to provide the Benchmark; or

(3)       a public statement or publication of information by the regulatory supervisor for the administrator of the Benchmark announcing that the Benchmark is no longer representative.

“Benchmark Unavailability Period” means, if a Benchmark Transition Event has occurred with respect to the then-current Benchmark and solely to the extent that the Benchmark has not been replaced with a Benchmark Replacement, the period:

(x) beginning with the first Reference Time occurring on or after the Benchmark Termination Date; and

 (y) ending at the time that a Benchmark Replacement has replaced the Benchmark for all purposes hereunder pursuant to the provisions hereof.

“Corresponding Tenor” means, with respect to an Index Rate determined in accordance with Section 2.2(d)(i), a tenor having approximately the same length (disregarding business day adjustment) as the applicable tenor for the applicable Dividend Period with respect to the then-current Benchmark.

“Early Opt-In Election” means the delivery of a notice to the Holders by the Fund or to the Fund by the Holders of at least a majority of the 2018 VMTP Shares Outstanding indicating the occurrence of:

(1)       a determination by the party providing such notice, acting in a commercially reasonable manner, that preferred securities issued by registered closed-end investment companies that invest primarily in municipal bonds are being executed or amended to incorporate or adopt a new benchmark to replace the current Benchmark (due to a determination that such new benchmark is necessary or appropriate in anticipation of the cessation of publication of the Benchmark or the Benchmark becoming no longer representative); and

(2)       the election by the party providing such notice to declare an Early Opt-In Election for the purpose of replacing the current Benchmark.

“Early Term Redemption Date” means September 16, 2026.

“Early Term Redemption Price” means the price per share equal to the Liquidation Preference per share plus an amount equal to all unpaid dividends and other distributions on the 2018 VMTP Shares accumulated from and including the Terms Period Commencement Date to (but excluding) the Early Term Redemption Date (whether or not earned or declared by the Fund, but excluding interest thereon).

“Federal Reserve Bank of New York’s Website” means the website of the Federal Reserve Bank of New York at http://www.newyorkfed.org, or any successor source.

“Index Rate” means, with respect to any Rate Period (or portion thereof) for the 2018 VMTP Shares, 80% of the Benchmark made available on the Rate Determination Date for such Rate Period.

“Increased Rate” means, with respect to any Increased Rate Period for the 2018 VMTP Shares, the Index Rate for such Rate Period (or portion thereof) plus an Applicable Spread of 6.05%.

"Initial Rate Period" means, with respect to the 2018 VMTP Shares, (i) prior to the Terms Period Commencement Date, the period  commencing  on  and  including  April 22, 2021  and  ending  on,  and including, April 30, 2021 and (ii) from and including the Terms Period Commencement Date, the period  commencing  on  and  including  the  Terms Period Commencement Date  and  ending  on,  and including, the last day of the month in which the Terms Period Commencement Date  occurred (or if such day is not a Business Day, the next succeeding Business Day).

“ISDA Definitions” means the 2006 ISDA Definitions published by the International Swaps and Derivatives Association, Inc. or any successor thereto, as amended or supplemented from time to time, or any successor definitional booklet for interest rate derivatives published from time to time.

“ISDA Fallback Adjustment” means the spread adjustment, (which may be a positive or negative value or zero) that would apply for derivatives transactions referencing the ISDA Definitions to be determined upon the occurrence of an index cessation event with respect to the Benchmark for the Corresponding Tenor.

“ISDA Fallback Rate” means the rate that would apply for derivatives transactions referencing the ISDA Definitions to be effective upon the occurrence of an index cessation date with respect to the Benchmark for the Corresponding Tenor excluding the applicable ISDA Fallback Adjustment.

“Optional Redemption Premium” means, with respect to each 2018 VMTP Share to be redeemed at the option of the Fund, as set forth in Section 2.6(c)(i) of the Articles, on any Optional Redemption Date for a period of three years from the Terms Period Commencement Date, an amount equal to:

(A)  if such Optional Redemption Date is less than one year following the Terms Period Commencement Date, 1.0% of the Liquidation Preference of the 2018 VMTP Shares subject to redemption or

(B)  if the Optional Redemption Date for such 2018 VMTP Shares occurs on the date that is one year or more from the Terms Period Commencement Date, zero.

“One-Month Term SOFR” means, commencing September 14, 2023, with respect to any Dividend Period, the Term SOFR Reference Rate as published by the Term SOFR Administrator prior to 5:00 p.m., New York City time, on the Rate Determination Date for such Dividend Period; provided, however, that (i) if as of 5:00 p.m., New York City time, on any Rate Determination Date, the Term SOFR Reference Rate has not been published by the Term SOFR Administrator, and One-Month Term SOFR has not been replaced pursuant to the terms of these Articles, then One-Month Term SOFR will be the Term SOFR Reference Rate as published by the Term SOFR Administrator on the first U.S. Government Securities Business Day preceding the Rate Determination Date for which the Term SOFR Reference Rate was published by the Term SOFR Administrator, so long as such first preceding U.S. Government Securities Business Day is not more than three (3) U.S. Government Securities Business Days prior to such Rate Determination Date or (ii) if such Term SOFR Reference Rate is not so published on any of such U.S. Government Securities Business Days, then One-Month Term SOFR will be the Term SOFR Reference Rate as in effect on the previous Rate Period.

“Purchase Agreement” means the VMTP Purchase Agreement dated as of September 14, 2023 between the Fund and the Purchaser.

“Purchaser” means Wells Fargo Municipal Capital Strategies, LLC, as purchaser of 2018 VMTP Shares pursuant to the Purchase Agreement.

“Rate Period Commencement Date” means September 13, 2023.

"Rate Determination Date" means, from and including the Rate Period Commencement Date, with respect to the Initial Rate Period for the 2018 VMTP Shares, the date that is two U.S. Government Securities Business Days preceding the last day of the immediately preceding Rate Period for such Subsequent Dividend Period, provided however, that the next succeeding Rate Determination Date will be determined without regard to any prior extension of a Rate Determination U.S. Government Securities Business Day.

“Reference Time” means (i) with respect to any determination of the Benchmark, (a) if the Benchmark is One-Month Term SOFR, 5:00 p.m., New York City time, on the day that is two U.S. Government Securities Business Days preceding the Dividend Reset Date, and (b) if the Benchmark is not One-Month Term SOFR, the time and day determined by the Fund in accordance with the Benchmark Replacement Conforming Changes and (ii) with respect to any determination of the Benchmark Unavailability Period Index Rate, the time and day determined by the Fund in accordance with Section 2.2(i)(d) of these Articles.

“Registration Rights Agreement” means the registration rights agreement entered into between the Fund and the Purchaser dated as of September 14, 2023, as amended from time to time.

“Relevant Governmental Body” means the Federal Reserve Board and/or the Federal Reserve Bank of New York, or a committee officially endorsed or convened by the Federal Reserve Board and/or the Federal Reserve Bank of New York or any successor thereto.

“Retroactive Benchmark Adjustment” means, with respect to a Benchmark Holdover Period, the difference, if a positive number, of (1) the hypothetical aggregate accumulated dividend amount calculated using the Index Rate described in Section 2.2(d)(i)(A) or (B) of these Articles, as applicable, minus (2) the aggregate accumulated dividend amount calculated pursuant to the Index Rate in effect during the Benchmark Holdover Period.

“SOFR” means the Secured Overnight Financing Rate administered by the Federal Reserve Bank of New York (or any successor administrator).

“Subsequent Rate Period” means, with respect to the 2018 VMTP Shares, the period consisting of one calendar month, but adjusted in each case to reflect any changes when the regular day that is a Rate Determination Date is not a Business Day, from, and including, the first day following the Initial Rate Period to, and including, the next Rate Determination Date and any period thereafter from, and including, the first day following a Rate Determination  Date to, and  including, the  next succeeding  Rate Determination Date.

“Terms Period Commencement Date” means September 14, 2023.

“Terms Period Termination Date” means the earliest of (i) any Redemption Date with respect to any 2018 VMTP Shares to be redeemed on such date, (ii) the date on which a succeeding Special Terms Period is declared and effective with respect to the 2018 VMTP Shares, and (iii) provided that all Holders of the 2018 VMTP Shares have made an affirmative election to retain, the Mandatory Tender Date associated with the Early Term Redemption Date.

“Term SOFR Administrator” means CME Group Benchmark Administration Limited (or any successor administrator).

“Term SOFR Reference Rate” means the forward-looking term rate for a tenor of one month administered by the Term SOFR Administrator based on SOFR.

“U.S. Government Securities Business Day” means any day except for (a) a Saturday, (b) a Sunday or (c) a day on which the Securities Industry and Financial Markets Association recommends that the fixed income departments of its members be closed for the entire day for purposes of trading in United States government securities.

“Unadjusted Benchmark Replacement” means the Benchmark Replacement excluding the Benchmark Replacement Adjustment.

Interpretation.  (a) The headings preceding the text of Sections included herein are for convenience only and shall not be deemed part hereof or be given any effect in interpreting this document.  The use of the masculine, feminine or neuter gender or the singular or plural form of words herein shall not limit any provision hereof.  The use of the terms “including” or “include” shall in all cases herein mean “including, without limitation” or “include, without limitation,” respectively.  Reference to any Person includes such Person’s successors and assigns to the extent such successors and assigns are permitted by the terms of any applicable agreement, and reference to a Person in a particular capacity excludes such Person in any other capacity or individually.  Reference to any agreement (including this document), document or instrument means such agreement, document or instrument as amended or modified and in effect from time to time in accordance with the terms thereof and, if applicable, the terms hereof.  Except as otherwise expressly set forth herein, reference to any law means such law as amended, modified, codified, replaced or re-enacted, in whole or in part, including rules, regulations, enforcement procedures and any interpretations promulgated thereunder.  References to Sections shall refer to those portions hereof, unless otherwise provided.  The use of the terms “hereunder,” “hereof,” “hereto” and words of similar import shall refer to this document as a whole and not to any particular Article, Section or clause hereof.(b) The Special Terms Period provisions set forth herein shall, during the Special Terms Period designated herein, supersede the terms of the Articles to the extent inconsistent therewith. Upon the Terms Period Termination Date, the Special Terms Period provisions set forth herein shall no longer apply and the terms of the Articles shall be in effect.

ARTICLE 2

TERMS APPLICABLE TO THE
2018 VARIABLE RATE MUNIFUND TERM PREFERRED SHARES
THE 2023 SPECIAL TERMS PERIOD

The 2018 VMTP Shares shall have the following terms for the 2023 Special Terms Period:

Applicable Spread, Increased Rate, and Optional Redemption Premium.During the term of the 2023 Special Terms Period, the defined terms “Applicable Spread”, “Early Term Redemption Price”, “Increased Rate”, “Initial Rate Period”, “Optional Redemption Premium”, and “Purchaser” shall have the meanings ascribed to such terms herein and as defined, shall supersede the definitions provided for in the Articles.

2.1             Designation of Special Terms Period.

During the term of the 2023 Special Terms Period, the language of Section 2.2(h)(ii)(3) of the Articles is removed and replaced by the following:

“such designation of a Special Terms Period shall not become effective prior to 12 months subsequent to the Terms Period Commencement Date,”

2.2             Index Benchmark Replacement Provisions.

During the term of the 2023 Special Terms Period, Section 2.2(i) of the Articles is added as follows:

“(i)      Index Benchmark Replacement Provisions.   Notwithstanding anything to the contrary contained in these Articles or in any other related documents, the following provisions shall apply with respect to changes to or replacement of the Benchmark and related terms in connection with a Benchmark Transition Event or Early Opt-In Election:

(a) Benchmark Replacement.  As further provided in this Section 2.2(i), it shall be the obligation of the Fund to propose the Benchmark Replacement, the Benchmark Replacement Adjustment and any Benchmark Replacement Conforming Changes (collectively, the “Benchmark Replacement Provisions”). Also as further provided in this Section 2.2(i), prior to the Benchmark Transition Event, either the Fund or the Holders of at least a majority of the 2018 VMTP Shares Outstanding may make an Early Opt-In Election.  Upon the occurrence of a Benchmark Transition Event or an Early Opt-In Election, as applicable, subject to agreement by the Fund and the Holders of at least a majority of the 2018 VMTP Shares Outstanding to the Benchmark Replacement Provisions, the Fund shall, with the consent of the Holders of at least a majority of the 2018 VMTP Shares Outstanding, amend the Articles such that the then current Benchmark shall be replaced by the Benchmark Replacement with such replacement becoming effective commencing with the first Subsequent Rate Period starting after the latest to occur of (i) 5:00 p.m. on the fifth (5th) Business Day after the occurrence of the Benchmark Transition Event or Early Opt-In Election and (ii) the effective date of the amendment to the Articles with respect to such replacement as approved by the written consent of the Holders of at least a majority of the 2018 VMTP Shares Outstanding (the applicable effective date of replacement, the “Effective Date”).   If the Effective Date has not occurred prior to the first Reference Time on or after the Benchmark Termination Date, then a Benchmark Unavailability Period shall commence and the Index Rate shall be determined in accordance with Section 2.2(i)(d) below (such Index Rate, the “Benchmark Unavailability Period Index Rate”).

(b)       Benchmark Replacement Conforming Changes.  In connection with a Benchmark Replacement, the Fund will have the right to make Benchmark Replacement Conforming Changes from time to time and, notwithstanding anything to the contrary in these Articles or in any other related documents, any amendments implementing such Benchmark Replacement Conforming Changes will become effective only with the consent of the Holders of at least a majority of the 2018 VMTP Shares Outstanding.

(c)        Notices; Standards for Decisions and Determinations.  The Fund, upon becoming aware of any of the following events, as applicable, will promptly notify the Holders of (i) any occurrence of a Benchmark Transition Event or an Early Opt-In Election by the Fund or by the Holders of at least a majority of the 2018 VMTP Shares Outstanding, if not then the Holders of 100% of the 2018 VMTP Shares, as applicable, (ii) the implementation of any Benchmark Replacement, (iii) the effectiveness of any Benchmark Replacement Conforming Changes and (iv) the commencement or conclusion of any Benchmark Unavailability Period and the Benchmark Unavailability Period Index Rate being used.  Any determination, decision or election that may be made pursuant to this Section 2.2, including any determination with respect to a tenor, rate or adjustment or of the occurrence or non-occurrence of an event, circumstance or date and any decision to take or refrain from taking any action, will be made in the Fund’s good faith discretion and in a commercially reasonable manner.

(d) Benchmark Unavailability Period Index Rate.  For any determination of dividend payments hereunder for any Dividend Period during a Benchmark Unavailability Period, commencing with the first Subsequent Dividend Period starting after the Benchmark Termination Date through and including the last Subsequent Dividend Period starting prior to the end of the Benchmark Unavailability Period, the Index Rate shall be the Benchmark Unavailability Period Index Rate and equal to:

(i)        Subject to the terms of clause (ii) below, first (A) 80% of the sum of the ISDA Fallback Rate plus the ISDA Fallback Adjustment, each determined for the Corresponding Tenor as of the Reference Time for such Dividend Period, provided that, if the Fund cannot determine the ISDA Fallback Rate or the ISDA Fallback Adjustment as of any relevant date during the Benchmark Unavailability Period, then (B)  80% of the sum of the simple average SOFR, determined for the Corresponding Tenor as of the Reference Time for such Dividend Period, plus 0.15%, computed as otherwise provided herein, provided further that if the Fund is not reasonably able to calculate the Index Rate pursuant to clause (A) or (B) above for the period of the Corresponding Tenor to, but excluding, the date that is two Business Days preceding the end of the related Dividend Period due to the unavailability of timely data, the Fund, acting in a commercially reasonable manner, may perform the calculation in clause (B) using data for a period of the Corresponding Tenor as of the most recent date practicable for which data are available.

(ii)       Notwithstanding the foregoing, if the Fund, acting in a commercially reasonable manner, determines that, as of the first day  of the Benchmark Unavailability Period, the Fund is not able to calculate the Index Rate pursuant to clause (i)(A) or (i)(B) above, then the Fund may elect (by written notice to the Holders) that the Index Rate will be calculated using the Benchmark as was calculated for the last Dividend Period commencing prior to the Benchmark Unavailability Period.  Such election shall become effective commencing with the first Subsequent Dividend Period starting after the date of such election and ending on the earliest to occur of (A) the date that is 45 calendar days from such date, (B) the date on which the Fund (acting a commercially reasonable manner) determines that it is able to calculate the Index Rate pursuant to clause (i)(A) or (i)(B) above, or (C) the date on which a Benchmark Replacement becomes effective (the period during which such election is effective, the “Benchmark Holdover Period”).

Following a Benchmark Holdover Period, the Holders of the 2018 VMTP Shares shall be entitled to receive a special dividend on the 2018 VMTP Shares equal to the Retroactive Benchmark Adjustment when authorized by the Board of Directors and declared by the Fund.

For purposes of determining the Benchmark Unavailability Period Index Rate as provided in this Section 2.2(i)(d) and calculating and declaring dividends in arrears, if necessary as determined by the Fund in a commercially reasonable manner, the Fund shall amend the definitions of “Rate Determination Date” and “Reference Time,” and make such other technical, administrative or operational changes, if any, that are reasonably necessary as determined in a commercially reasonable manner that is substantially consistent with market practice for the calculation of the relevant fallback rate as provided in Section 2.2(i)(d)(i) and calculating and declaring dividends in arrears, or, if the Fund determines that such market practice is not administratively feasible or that no market practice for such changes for determining the applicable Index Rate and calculating and declaring dividends in arrears exists, the Fund shall adopt such amendment to the definition of Rate Determination Date, and make such other technical, administrative or operational changes, if any, as the Fund determines, acting in a commercially reasonable manner, are reasonably necessary in order to determine the Index Rate as provided above and calculate and declare dividends in arrears. Notwithstanding any provision to the contrary in the Articles, except as expressly set forth in this Section 2.2(i), the Fund may, to the extent permitted by applicable law, without a shareholder vote or consent, implement the foregoing amendments, provided that such amendments do not adversely affect the Holders of the 2018 VMTP Shares or cause the Fund to violate any applicable law, rule or regulation.”

2.3             Early Term Redemption Date and Mandatory Tender Event.

(a)              The Early Term Redemption Date as defined in the Articles will not apply during the term of the 2023 Special Terms Period and the Early Term Redemption Date will instead be set as September 16, 2026 as provided for in Article 1 hereof.  All terms in the Articles calculated in relation to the Early Term Redemption Date will be calculated with respect to the Early Term Redemption Date herein.

(b)              During the term of the 2023 Special Terms Period, the language of Section 2.5(a)(i)(A) of the Articles is removed and replaced by the following:

“any date that is 20 Business Days prior to the Early Term Redemption Date,”.

2.4             Optional Redemption Price.

(a)              During the term of the 2023 Special Terms Period, the language of Section 2.6(c)(i) of the Articles is removed and replaced by the following:

“Subject to the provisions of Section 2.6(c)(ii) hereof, the Fund may at its option at any time on any Business Day (an “Optional Redemption Date”) redeem in whole or from time to time in part the Outstanding 2018 VMTP Shares, at a redemption price per 2018 VMTP Share (the “Optional Redemption Price”) equal to (x) the Liquidation Preference per 2018 VMTP Share plus (y) an amount equal to all unpaid dividends and other distributions on such 2018 VMTP Share accumulated from and including the Terms Period Commencement Date to (but excluding) the Optional Redemption Date (whether or not earned or declared by the Fund, but excluding interest thereon) plus (z) the Optional Redemption Premium per share (if any) that is applicable to an optional redemption of 2018 VMTP Shares that is effected on such Optional Redemption Date.”

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